DEBT	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
DEBT	DEBT

Debt at June 30, 2019 and December 31, 2018 is summarized as follows:

(in thousands of $)	2019	2018
$93.75 million term loan	93,750	—
$131.79 million term loan	131,790	—
$284.0 million term loan	161,836	168,320
$420.0 million term loan	321,477	331,795
$425.0 million term loan	334,829	347,154
$102.7 million term loan	—	94,225
$73.4 million term loan	—	60,199
$80.2 million term loan	—	67,669
$120.0 million term loan	111,865	115,932
U.S. dollar denominated floating rate debt	1,155,547	1,185,294
U.S. dollar denominated fixed rate debt	—	167,382
Deferred charges	(7,867)	(3,634)
Total debt	1,147,680	1,349,042
Less: current portion	(233,668)	(471,764)
	914,012	877,278

Movements during the six months ended June 30, 2019 are summarized as follows:

(in thousands of $)	Floating rate debt	Fixed rate debt	Deferred charges	Total
Balance at December 31, 2018	1,185,294	167,382	(3,634)	1,349,042
Loan draw downs	225,540	—	—	225,540
Loan repayments	(255,287)	(168,195)	—	(423,482)
Amortization of purchase price adjustment	—	813	—	813
Capitalized financing fees and expenses	—	—	(5,174)	(5,174)
Amortization of capitalized fees and expenses	—	—	941	941
Balance at June 30, 2019	1,155,547	—	(7,867)	1,147,680

In the six months ended June 30, 2019, we made total repayments of $423.5 million on our debt, which included the full repayment, at maturity on January 30, 2019, the net outstanding of $168.2 million under our convertible bond, prepayments of an aggregate of $222.1 million under our three non-recourse loan facilities, $102.7 million credit facility, $73.4 million credit facility and $80.2 million credit facility, which financed the 14 vessels acquired from Quintana Shipping Ltd. in 2017 and repayments of $33.2 million in ordinary installments. In connection with a refinancing of 14 vessels acquired from Quintana Shipping Ltd. in 2017 and the prepayment of $222.1 million under our $102.7 million, $80.2 million and $73.4 million loan facilities, $225.5 million was drawn under the new $93.75 million and $131.79 million loan facilities to finance these transactions.

The movement of $0.8 million of the U.S. dollar denominated fixed rate debt in 2018 represents the amortization of purchase price adjustments arising from the merger with the former Golden Ocean Group Limited in 2015.

We capitalized a total of $5.2 million in fees in relation to the amendment of our $420 million loan facility and the new $93.75 million and $131.79 million loan facilities. As of June 30, 2019, we recorded net deferred charges of $4.2 million as a direct deduction from the carrying amount of the related debt.

Amendments to our $420 million loan facility
In February 2019, we extended our $420 million term loan facility for 14 vessels by three years from June 2020 to June 2023 at LIBOR plus a margin of 2.5% and upsized the facility to partially finance the installation of scrubbers on up to 11 vessels. Each scrubber installation will be financed with up to $3 million in a separate tranche to be repaid over three years, commencing January 1, 2020. As of June 30, 2019, we had not drawn on the available scrubber financing under the facility.

New $93.75 million and $131.79 million loan facilities
In May 2019, we entered into two new credit facilities, one for $93.75 million and one for $131.79 million, to refinance our obligations under the three non-recourse loan facilities which financed the 14 vessels acquired from Quintana Shipping Ltd. in 2017. Both facilities are fully guaranteed by the parent company, eliminating all remaining non-recourse debt. Each of the new facilities has a five-year tenor and a 19-year age adjusted amortization profile. Repayments are made on a quarterly basis. The LIBOR margin on the $93.75 million and $131.79 million credit facilities is 2.15% and 2.10%, respectively. As of June 30, 2019, the full amount of $225.5 million under these facilities was drawn.

The total outstanding debt at June 30, 2019 is repayable as follows:

(in thousands of $)
2019 (remaining six months)	197,753
2020	71,833
2021	345,033
2022	47,182
2023	275,797
Thereafter	217,949
1,155,547
Deferred charges	(7,867)
1,147,680

Current portion of long-term debt
As of June 30, 2019, our current portion of long-term debt was $233.7 million. This amount includes $155.4 million in balloon payments at maturity on December 31, 2019 under our $284.0 million facility and $78.3 million in ordinary debt repayments. As a result of our current portion of long-term debt of $233.7 million, total current assets less total current liabilities were negative by $85.7 million as of June 30, 2019. U.S. GAAP requires management to evaluate whether there are conditions or events that indicate substantial doubt about our ability to meet our financial obligations as they become due within one year after the date these financial statements are issued. Maturity of current portion of long-term debt is a condition that could raise such doubt. Management's evaluation does initially not take into consideration the potential mitigating effect of our plans that have not been fully implemented as of the date the financial statements are issued. Although we do not currently have the liquidity to fund all current portion of long-term debt, this debt is secured by certain of our vessels and we expect to access the bank lending market to refinance our $284.0 million facility. At the date of this report, we are in the process of refinancing our $284.0 million credit facility prior to its maturity in December 2019. We believe it is probable that we will be able to implement our refinancing plan, based on the existing level of collateral and our history of successfully refinancing our debt, most recently illustrated by the new $93.75 million and $131.79 million loan facilities described above.

Assets pledged
As of June 30, 2019, 67 vessels (December 31, 2018: 67 vessels) with an aggregate carrying value of $2,363.9 million (December 31, 2018: $2,404.4 million) were pledged as security for our floating rate debt.